Related parties - Number of ING Groep N.V. shares and stock options to key management personnel (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	3,726,539,000	3,904,065,000	3,900,669,000
ING Groep N.V.
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	408,086	334,673
ING Groep N.V. | Executive board of ING Groep N.V.
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	108,217	91,853
ING Groep N.V. | Management Board of I N G Bank NV
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	294,574	237,525
ING Groep N.V. | Supervisory Board
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	5,295	5,295